JPMorgan Government Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 34.5%
U.S. Treasury Bonds
5.25%, 11/15/2028	20,000	21,384
1.88%, 2/15/2041	14,500	10,566
2.00%, 11/15/2041	10,000	7,348
3.88%, 2/15/2043	15,000	14,724
3.75%, 11/15/2043	90,300	86,970
3.00%, 5/15/2045	31,000	26,286
2.75%, 11/15/2047	35,000	28,238
2.00%, 2/15/2050	35,000	23,957
1.25%, 5/15/2050	10,000	5,606
U.S. Treasury Inflation Indexed Bonds 1.38%, 2/15/2044	35,615	33,535
U.S. Treasury Notes
2.13%, 11/30/2023	40,000	39,370
2.50%, 4/30/2024	35,000	34,139
0.38%, 8/15/2024	10,000	9,464
2.25%, 11/15/2024	35,000	33,757
1.13%, 2/28/2025	25,000	23,563
0.50%, 3/31/2025	50,000	46,506
0.38%, 4/30/2025	40,000	37,025
3.88%, 4/30/2025	10,000	9,891
2.00%, 8/15/2025	20,000	19,033
1.63%, 2/15/2026	20,000	18,731
3.63%, 5/15/2026	10,000	9,884
2.25%, 2/15/2027	35,000	32,983
0.63%, 3/31/2027	30,000	26,517
2.25%, 8/15/2027	30,000	28,126
1.25%, 4/30/2028	11,120	9,854
3.50%, 4/30/2028	5,000	4,936
3.50%, 4/30/2030	5,000	4,937
3.50%, 2/15/2033	5,000	4,941
Total U.S. Treasury Obligations (Cost $714,313)		652,271
Mortgage-Backed Securities — 25.0%
FHLMC Gold Pools, 20 Year Pool # C90830, 4.50%, 5/1/2024	7	7
FHLMC Gold Pools, 30 Year
Pool # C80091, 6.50%, 1/1/2024	1	2
Pool # G00229, 8.50%, 5/1/2024	—	—
Pool # C00354, 8.50%, 7/1/2024	1	1
Pool # C00376, 8.00%, 11/1/2024	2	2
Pool # C00414, 7.50%, 8/1/2025	2	2
Pool # D63303, 7.00%, 9/1/2025	1	1
Pool # G00981, 8.50%, 7/1/2028	5	5
Pool # C00742, 6.50%, 4/1/2029	38	39
Pool # C00785, 6.50%, 6/1/2029	13	13
Pool # C47318, 7.00%, 9/1/2029	184	186
Pool # C01292, 6.00%, 2/1/2032	17	17
Pool # A16155, 5.50%, 11/1/2033	48	48

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C03589, 4.50%, 10/1/2040	304	302
Pool # Q41177, 3.50%, 6/1/2046	11,757	10,990
Pool # G61334, 4.00%, 3/1/2047	2,536	2,458
Pool # Q54902, 4.00%, 3/1/2048	2,983	2,855
Pool # Q54950, 4.00%, 3/1/2048	3,899	3,804
Pool # Q59727, 4.00%, 11/1/2048	4,076	3,900
FHLMC UMBS, 30 Year
Pool # ZT1593, 3.50%, 1/1/2049	997	926
Pool # RA2484, 3.00%, 6/1/2050	4,502	4,035
Pool # RA2904, 3.00%, 6/1/2050	7,407	6,620
Pool # RA2970, 2.50%, 7/1/2050	8,539	7,363
Pool # QB2020, 2.50%, 8/1/2050	5,911	5,083
Pool # QC6209, 2.50%, 8/1/2051	5,391	4,624
Pool # QC7451, 2.00%, 9/1/2051	12,703	10,484
Pool # RA7683, 5.00%, 7/1/2052	7,390	7,287
Pool # RA7937, 5.00%, 9/1/2052	14,858	14,652
FNMA
Pool # 620061, ARM, 4.44%, 11/1/2027 (a)	7	7
Pool # 89406, ARM, 2.55%, 6/1/2029 (a)	3	3
FNMA UMBS, 15 Year
Pool # MA0512, 4.00%, 9/1/2025	136	134
Pool # FM4449, 3.00%, 12/1/2034	8,114	7,810
Pool # CA7114, 2.50%, 9/1/2035	15,128	13,984
FNMA UMBS, 20 Year Pool # 762498, 5.00%, 11/1/2023	4	4
FNMA UMBS, 30 Year
Pool # 190257, 7.00%, 2/1/2024	1	1
Pool # 250575, 6.50%, 6/1/2026	5	5
Pool # 483802, 5.50%, 2/1/2029	68	69
Pool # 524949, 7.50%, 3/1/2030	7	7
Pool # 545639, 6.50%, 4/1/2032	77	80
Pool # 702435, 5.50%, 5/1/2033	452	465
Pool # 709441, 5.50%, 7/1/2033	134	135
Pool # 730711, 5.50%, 8/1/2033	231	237
Pool # 743127, 5.50%, 10/1/2033	196	199
Pool # 747628, 5.00%, 11/1/2033	431	435
Pool # 753662, 5.50%, 12/1/2033	261	268
Pool # 755615, 5.50%, 1/1/2034	309	318
Pool # 811755, 7.00%, 3/1/2035	694	739
Pool # 845834, 5.50%, 10/1/2035	185	186
Pool # 888201, 5.50%, 2/1/2036	76	78
Pool # 831409, 5.50%, 4/1/2036	364	368
Pool # 867420, 5.50%, 5/1/2036	194	196
Pool # 745802, 6.00%, 7/1/2036	392	409
Pool # 969708, 4.50%, 3/1/2038	36	35
Pool # AE1216, 3.50%, 1/1/2041	786	741
Pool # AE1260, 3.50%, 8/1/2041	495	467
Pool # AB5378, 3.50%, 5/1/2042	1,974	1,863
Pool # AO6710, 4.00%, 6/1/2042	2,176	2,125

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AR5147, 3.00%, 3/1/2043	1,915	1,743
Pool # AT8192, 4.00%, 6/1/2043	1,343	1,300
Pool # AS1112, 4.00%, 11/1/2043	3,747	3,623
Pool # BM1109, 4.00%, 10/1/2044	2,534	2,475
Pool # AS4073, 4.00%, 12/1/2044	1,555	1,496
Pool # AL8660, 4.00%, 6/1/2045	3,804	3,701
Pool # AS5648, 3.50%, 7/1/2045	2,114	1,974
Pool # AS6208, 3.50%, 10/1/2045	907	856
Pool # AS6344, 3.50%, 12/1/2045	2,184	2,039
Pool # BM5560, 4.00%, 1/1/2046	7,166	6,972
Pool # AL8030, 4.00%, 2/1/2046	2,409	2,333
Pool # AX5520, 3.00%, 5/1/2046	928	840
Pool # AX5546, 3.00%, 9/1/2046	1,251	1,138
Pool # AX5547, 3.50%, 9/1/2046	1,592	1,486
Pool # BM3744, 4.00%, 3/1/2047	7,247	7,060
Pool # BM1049, 4.00%, 4/1/2047	6,574	6,313
Pool # CA0411, 4.00%, 9/1/2047	4,949	4,823
Pool # CA0861, 3.50%, 11/1/2047	3,617	3,360
Pool # BJ1666, 4.00%, 12/1/2047	3,848	3,730
Pool # BM3477, 4.00%, 1/1/2048	3,622	3,494
Pool # CA1006, 4.00%, 1/1/2048	4,477	4,323
Pool # CA1361, 3.50%, 2/1/2048	3,100	2,881
Pool # BD9074, 3.50%, 3/1/2048	1,205	1,120
Pool # BJ4640, 4.00%, 3/1/2048	1,632	1,582
Pool # BD9078, 4.00%, 4/1/2048	2,175	2,079
Pool # BD9077, 3.50%, 5/1/2048	246	230
Pool # BD9083, 4.00%, 7/1/2048	2,323	2,220
Pool # CA2489, 4.50%, 10/1/2048	1,094	1,066
Pool # BN7416, 3.50%, 9/1/2049	2,273	2,110
Pool # BO1418, 3.50%, 9/1/2049	2,540	2,356
Pool # BO1427, 3.50%, 9/1/2049	2,288	2,122
Pool # CA4431, 3.50%, 10/1/2049	3,768	3,496
Pool # MA3803, 3.50%, 10/1/2049	1,803	1,681
Pool # FM2014, 3.00%, 11/1/2049	7,696	6,928
Pool # BN0803, 3.50%, 12/1/2049	947	879
Pool # MA3872, 3.50%, 12/1/2049	1,774	1,645
Pool # BN0807, 3.50%, 1/1/2050	739	686
Pool # FM2437, 3.00%, 2/1/2050	9,833	8,826
Pool # CA6144, 2.50%, 6/1/2050	13,159	11,314
Pool # BP7345, 3.00%, 6/1/2050	12,246	10,940
Pool # CA6322, 2.50%, 7/1/2050	10,597	9,111
Pool # CA6361, 2.50%, 7/1/2050	5,906	5,117
Pool # BQ1645, 2.50%, 8/1/2050	6,681	5,744
Pool # BQ1911, 2.00%, 10/1/2050	4,509	3,754
Pool # BQ2999, 2.50%, 10/1/2050	7,040	6,073
Pool # BQ6118, 2.50%, 10/1/2050	7,591	6,526
Pool # FS3421, 5.00%, 12/1/2052	6,869	6,773

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AN0571, 3.10%, 1/1/2026	6,500	6,244
Pool # AL8963, 3.13%, 5/1/2026 (a)	1,060	1,020
Pool # AM7199, 3.30%, 11/1/2026	2,923	2,812
Pool # FN0040, 3.02%, 6/1/2027 (a)	2,083	1,973
Pool # AN6800, 2.97%, 9/1/2027	3,304	3,114
Pool # AN6825, 2.80%, 10/1/2027	3,890	3,640
Pool # AN9486, 3.57%, 6/1/2028	12,449	11,976
Pool # 405220, 6.00%, 9/1/2028	3	3
Pool # AN3908, 3.12%, 1/1/2029	7,798	7,333
Pool # BL1950, 3.47%, 3/1/2029	12,718	12,048
Pool # AN8493, 3.30%, 2/1/2030	4,650	4,305
Pool # BM5425, 3.14%, 3/1/2030 (a)	2,503	2,330
Pool # BL9023, 1.22%, 11/1/2030	20,475	16,603
Pool # BL4576, 2.70%, 10/1/2031	15,000	13,170
Pool # AN8412, 3.39%, 2/1/2033	4,351	4,039
Pool # AN8464, 3.33%, 3/1/2033	6,263	5,790
Pool # BS3202, 1.94%, 9/1/2033	4,835	3,946
Pool # BL2944, 3.19%, 7/1/2034	1,700	1,505
Pool # BL3288, 2.52%, 9/1/2034	12,000	10,127
Pool # BL4331, 2.41%, 10/1/2034	15,564	13,078
Pool # BS2718, 1.95%, 8/1/2036	10,134	7,895
Pool # BL4215, 2.56%, 9/1/2036	6,933	5,654
Pool # BL7125, 2.04%, 6/1/2037	8,202	6,199
Pool # BF0617, 2.50%, 3/1/2062	5,565	4,593
GNMA I, 30 Year
Pool # 356717, 6.50%, 8/15/2023	—	—
Pool # 345391, 6.50%, 10/15/2023	—	—
Pool # 349265, 6.50%, 12/15/2023	1	1
Pool # 365740, 6.50%, 12/15/2023	—	—
Pool # 369830, 6.50%, 12/15/2023	—	—
Pool # 370289, 6.50%, 12/15/2023	—	—
Pool # 354747, 6.50%, 2/15/2024	5	5
Pool # 362341, 6.50%, 2/15/2024	1	1
Pool # 370338, 6.50%, 2/15/2024	—	—
Pool # 391552, 7.00%, 3/15/2024	8	8
Pool # 401860, 7.50%, 6/15/2025	—	—
Pool # 377557, 8.00%, 7/15/2025	2	2
Pool # 432398, 7.50%, 3/15/2027	7	7
Pool # 472679, 7.00%, 6/15/2028	—	—
Pool # 784010, 4.00%, 3/15/2045	377	368
Pool # 626938, 4.00%, 4/15/2045	206	201
Pool # 784041, 4.00%, 8/15/2045	2,622	2,557
Pool # 784208, 4.00%, 7/15/2046	3,645	3,554
Pool # 784897, 2.50%, 10/15/2049	8,525	7,613
Pool # BU5359, 3.00%, 4/15/2050	10,526	9,634
GNMA II, 30 Year
Pool # 2324, 8.00%, 11/20/2026	3	3

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 2344, 8.00%, 12/20/2026	6	6
Pool # 2512, 8.00%, 11/20/2027	18	18
Pool # CH2211, 3.50%, 9/20/2051	11,728	10,586
Total Mortgage-Backed Securities (Cost $539,215)		473,373
Collateralized Mortgage Obligations — 20.0%
FHLMC, REMIC
Series 2688, Class DG, 4.50%, 10/15/2023	4	4
Series 1785, Class A, 6.00%, 10/15/2023	19	19
Series 1591, Class E, 10.00%, 10/15/2023	—	—
Series 1633, Class Z, 6.50%, 12/15/2023	4	4
Series 1694, Class PK, 6.50%, 3/15/2024	5	5
Series 3798, Class AY, 3.50%, 1/15/2026	580	566
Series 3809, Class BC, 3.50%, 2/15/2026	484	473
Series 3188, Class GE, 6.00%, 7/15/2026	247	247
Series 3926, Class MW, 4.50%, 9/15/2026	1,496	1,473
Series 1999, Class PU, 7.00%, 10/15/2027	15	15
Series 2031, Class PG, 7.00%, 2/15/2028	36	37
Series 2035, Class PC, 6.95%, 3/15/2028	111	113
Series 2064, Class PD, 6.50%, 6/15/2028	74	76
Series 2095, Class PE, 6.00%, 11/15/2028	59	60
Series 4314, Class DY, 3.50%, 3/15/2029	1,450	1,392
Series 4336, Class YB, 3.00%, 5/15/2029	2,481	2,388
Series 2152, Class BD, 6.50%, 5/15/2029	23	23
Series 2162, Class TH, 6.00%, 6/15/2029	135	136
Series 3737, Class DG, 5.00%, 10/15/2030	362	357
Series 3981, Class PA, 3.00%, 4/15/2031	1,709	1,661
Series 2367, Class ME, 6.50%, 10/15/2031	136	140
Series 2647, Class A, 3.25%, 4/15/2032	45	44
Series 2480, Class EJ, 6.00%, 8/15/2032	161	164
Series 4156, Class SB, IF, 4.91%, 1/15/2033 (a)	604	502
Series 4170, Class TS, IF, 0.00%, 2/15/2033 (a)	3,868	2,849
Series 4186, Class JE, 2.00%, 3/15/2033	5,933	5,463
Series 4188, Class JG, 2.00%, 4/15/2033	3,757	3,453
Series 4206, Class DA, 2.00%, 5/15/2033	2,817	2,593
Series 2611, Class QZ, 5.00%, 5/15/2033	1,235	1,221
Series 2882, Class QD, 4.50%, 7/15/2034	56	55
Series 4429, Class HB, 3.00%, 1/15/2035	6,293	5,717
Series 2915, Class MU, 5.00%, 1/15/2035	933	936
Series 5000, Class CB, 1.25%, 1/25/2035	4,803	4,191
Series 4448, Class DY, 3.00%, 3/15/2035	5,542	5,081
Series 4458, Class BW, 3.00%, 4/15/2035	9,118	8,584
Series 3085, Class VS, IF, 8.29%, 12/15/2035 (a)	156	168
Series 3181, Class OP, PO, 7/15/2036	597	498
Series 4867, Class WF, 4.14%, 4/15/2037 (a)	4,376	4,236
Series 3413, Class B, 5.50%, 4/15/2037	267	270
Series 3325, Class JL, 5.50%, 6/15/2037	1,351	1,392
Series 3341, Class PE, 6.00%, 7/15/2037	990	1,036

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4365, Class HZ, 3.00%, 1/15/2040	3,487	3,229
Series 3699, Class QH, 5.50%, 7/15/2040	821	817
Series 3772, Class PE, 4.50%, 12/15/2040	3,580	3,551
Series 4047, Class PB, 3.50%, 1/15/2041	2,218	2,157
Series 3927, Class PC, 4.50%, 9/15/2041	3,970	3,942
Series 4002, Class CY, 3.50%, 2/15/2042	4,819	4,292
Series 4039, Class SA, IF, IO, 1.39%, 5/15/2042 (a)	2,695	275
Series 4061, Class LB, 3.50%, 6/15/2042	3,570	3,077
Series 4062, Class GY, 4.00%, 6/15/2042	6,109	5,915
Series 4091, Class BQ, 2.00%, 8/15/2042	5,000	4,313
Series 4091, Class PB, 2.00%, 8/15/2042	3,673	2,961
Series 4122, Class PY, 3.00%, 10/15/2042	3,000	2,650
Series 4394, Class PL, 3.50%, 10/15/2044	5,000	4,574
Series 4594, Class GN, 2.50%, 2/15/2045	1,889	1,726
Series 4606, Class KP, 2.50%, 7/15/2046	11,294	9,977
Series 4748, Class HE, 3.00%, 1/15/2048	6,567	5,811
Series 4974, Class PH, 1.50%, 6/25/2048	1,412	1,140
Series 4933, Class PA, 2.50%, 10/25/2049	6,258	5,339
Series 4925, Class PA, 3.00%, 10/25/2049	9,687	8,857
Series 5072, Class QC, 1.00%, 10/25/2050	7,839	6,027
FHLMC, STRIPS
Series 155, IO, 7.00%, 11/1/2023	—	—
Series 264, Class 30, 3.00%, 7/15/2042	3,305	3,034
Series 267, Class 30, 3.00%, 8/15/2042	1,904	1,743
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-54, Class 2A, 6.50%, 2/25/2043	984	1,034
Series T-56, Class A, PO, 5/25/2043	619	612
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	851	854
FNMA Series 2006-110, PO, 11/25/2036	206	172
FNMA, Grantor Trust, Whole Loan Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	141	145
FNMA, REMIC
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-228, Class G, PO, 9/25/2023	—	—
Series 1993-155, Class PJ, 7.00%, 9/25/2023	7	7
Series 2003-128, Class DY, 4.50%, 1/25/2024	25	25
Series 1994-51, Class PV, 6.00%, 3/25/2024	41	41
Series 1994-37, Class L, 6.50%, 3/25/2024	9	9
Series 2010-117, Class DY, 4.50%, 10/25/2025	1,822	1,795
Series 2010-155, Class B, 3.50%, 1/25/2026	1,048	1,022
Series 1998-58, Class PC, 6.50%, 10/25/2028	154	157
Series 2000-8, Class Z, 7.50%, 2/20/2030	67	71
Series 2002-92, Class FB, 5.79%, 4/25/2030 (a)	165	166
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	102	12
Series 2003-67, Class SA, IF, 12.10%, 10/25/2031 (a)	23	26
Series 2011-145, Class PB, 3.50%, 1/25/2032	8,488	8,184
Series 2012-100, Class AY, 3.00%, 9/25/2032	5,750	5,383
Series 2013-50, Class YO, PO, 1/25/2033	1,932	1,516
Series 2003-21, Class PZ, 4.50%, 3/25/2033	782	760

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-106, Class PY, 3.00%, 10/25/2033	4,245	4,007
Series 2013-130, Class GY, 3.50%, 1/25/2034	3,699	3,494
Series 2014-2, Class QB, 3.00%, 2/25/2034	2,745	2,534
Series 2004-46, Class QD, IF, 3.45%, 3/25/2034 (a)	121	112
Series 2004-54, Class FL, 5.54%, 7/25/2034 (a)	348	348
Series 2015-11, Class AQ, 3.00%, 3/25/2035	5,448	5,099
Series 2005-22, Class EH, 5.00%, 4/25/2035	1,558	1,558
Series 2015-28, Class GB, 3.50%, 5/25/2035	4,000	3,776
Series 2015-41, Class AY, 3.00%, 6/25/2035	4,653	4,260
Series 2006-3, Class SB, IF, IO, 1.56%, 7/25/2035 (a)	417	7
Series 2015-51, Class LY, 3.00%, 7/25/2035	3,537	3,327
Series 2005-58, Class EP, 5.50%, 7/25/2035	137	138
Series 2015-59, Class EB, 3.00%, 8/25/2035	5,593	5,255
Series 2005-83, Class LA, 5.50%, 10/25/2035	229	232
Series 2005-116, Class PC, 6.00%, 1/25/2036	886	898
Series 2006-51, Class FP, 5.49%, 3/25/2036 (a)	1,139	1,130
Series 2016-28, Class DW, 3.50%, 5/25/2036	4,491	4,227
Series 2006-81, Class FA, 5.49%, 9/25/2036 (a)	19	19
Series 2007-76, Class PE, 6.00%, 8/25/2037	586	615
Series 2010-47, Class MB, 5.00%, 9/25/2039	1,414	1,412
Series 2010-68, Class EP, 4.50%, 12/25/2039	54	53
Series 2010-4, Class SL, IF, 0.03%, 2/25/2040 (a)	46	39
Series 2010-11, Class CB, 4.50%, 2/25/2040	93	91
Series 2012-115, Class ME, 1.75%, 3/25/2042	2,014	1,830
Series 2012-60, Class EP, 3.00%, 4/25/2042	882	823
Series 2012-50, Class HY, 4.00%, 5/25/2042	5,566	5,099
Series 2012-141, Class PB, 2.50%, 12/25/2042	3,305	2,689
Series 2012-139, Class JA, 3.50%, 12/25/2042	2,870	2,712
Series 2013-128, Class AO, PO, 12/25/2043	4,363	3,406
Series 2015-48, Class DE, 3.00%, 10/25/2044	11,897	10,774
Series 2016-45, Class PC, 3.00%, 9/25/2045	5,749	5,255
Series 2016-38, Class NA, 3.00%, 1/25/2046	6,689	6,183
Series 2019-71, Class CA, 2.50%, 7/25/2046	12,193	11,152
Series 2019-38, Class PC, 3.00%, 2/25/2048	5,848	5,401
Series 2019-65, Class PA, 2.50%, 5/25/2048	6,796	6,136
Series 2019-34, Class WA, 3.50%, 8/25/2048	6,379	6,052
Series 2019-42, Class KA, 3.00%, 7/25/2049	10,240	9,261
Series 2019-81, Class JA, 2.50%, 9/25/2049	10,127	8,806
Series 2019-77, Class ZL, 3.00%, 1/25/2050	21,849	19,595
Series 2020-12, Class JC, 2.00%, 3/25/2050	20,763	17,563
FNMA, REMIC Trust, Whole Loan
Series 1999-W4, Class A9, 6.25%, 2/25/2029	38	38
Series 2002-W7, Class A4, 6.00%, 6/25/2029	469	459
Series 2003-W1, Class 1A1, 4.82%, 12/25/2042 (a)	292	280
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (a)	164	159
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	948	983
Series 2009-W1, Class A, 6.00%, 12/25/2049	284	288
FNMA, REMIC, Whole Loan Series 2009-89, Class A1, 5.41%, 5/25/2035	25	24

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, STRIPS
Series 278, Class 3, 3.05%, 11/25/2023 (a)	5	5
Series 278, Class 1, 3.04%, 8/25/2025 (a)	34	34
GNMA
Series 2004-27, Class PD, 5.50%, 4/20/2034	987	985
Series 2008-15, Class NB, 4.50%, 2/20/2038	210	207
Series 2008-40, Class SA, IF, IO, 1.29%, 5/16/2038 (a)	1,267	72
Series 2009-42, Class TX, 4.50%, 6/20/2039	3,339	3,264
Series 2009-69, Class WM, 5.50%, 8/20/2039	905	908
Series 2011-29, Class Z, 5.00%, 5/20/2040	13,477	13,476
Series 2012-126, Class BE, 2.00%, 10/20/2042	4,000	3,222
Series 2019-123, Class MA, 3.00%, 10/20/2049	11,624	10,466
Seasoned Credit Risk Transfer Trust
Series 2019-3, Class M55D, 4.00%, 10/25/2058	1,549	1,474
Series 2020-1, Class M55G, 3.00%, 8/25/2059	13,720	12,573
Total Collateralized Mortgage Obligations (Cost $419,845)		379,325
Commercial Mortgage-Backed Securities — 9.9%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ14, Class A2, 2.81%, 9/25/2024	2,605	2,537
Series K046, Class A2, 3.21%, 3/25/2025	6,026	5,844
Series K048, Class A2, 3.28%, 6/25/2025 (a)	6,500	6,309
Series K049, Class A2, 3.01%, 7/25/2025	3,519	3,400
Series K734, Class A2, 3.21%, 2/25/2026	5,060	4,891
Series K067, Class A2, 3.19%, 7/25/2027	6,558	6,282
Series K087, Class A1, 3.59%, 10/25/2027	4,535	4,449
Series W5FX, Class AFX, 3.21%, 4/25/2028 (a)	3,436	3,239
Series K078, Class A2, 3.85%, 6/25/2028	5,779	5,679
Series K088, Class A2, 3.69%, 1/25/2029	8,700	8,450
Series K158, Class A1, 3.90%, 7/25/2030	8,606	8,497
Series K-1511, Class A1, 3.28%, 10/25/2030	8,986	8,584
Series K-1511, Class A3, 3.54%, 3/25/2034	10,000	9,216
Series K-1512, Class A3, 3.06%, 4/25/2034	10,000	8,733
Series Q007, Class APT2, 3.37%, 10/25/2047 (a)	2,083	2,014
Series Q013, Class APT2, 1.17%, 5/25/2050 (a)	9,805	8,743
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (a)	4,520	4,192
Series 2017-M4, Class A2, 2.55%, 12/25/2026 (a)	4,511	4,192
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (a)	3,758	3,571
Series 2018-M4, Class A2, 3.06%, 3/25/2028 (a)	11,478	10,845
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (a)	9,012	8,650
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (a)	9,353	9,046
Series 2019-M5, Class A2, 3.27%, 2/25/2029	8,578	8,102
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (a)	4,800	4,562
Series 2019-M31, Class A2, 2.85%, 4/25/2034	5,500	4,721
Series 2020-M8, Class AL, 2.01%, 3/25/2035	17,924	14,062

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M24, Class A3, 1.75%, 1/25/2037	15,000	11,641
Series 2019-M14, Class AL2, 3.07%, 4/25/2048	8,607	7,798
Total Commercial Mortgage-Backed Securities (Cost $209,772)		188,249
U.S. Government Agency Securities — 3.4%
FFCB Funding Corp.
5.75%, 5/11/2026	10,000	10,413
3.33%, 4/28/2037	15,000	13,686
FNMA 6.25%, 5/15/2029	10,000	11,227
Resolution Funding Corp. STRIPS
DN, 24.12%, 4/15/2028 (b)	15,000	12,329
DN, 6.50%, 1/15/2030 (b)	15,700	12,067
DN, 23.19%, 4/15/2030 (b)	5,000	3,791
Total U.S. Government Agency Securities (Cost $63,783)		63,513
Asset-Backed Securities — 1.4%
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027(Cost $28,910)	28,833	26,962
	SHARES (000)
Short-Term Investments — 5.5%
Investment Companies — 5.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.97% (c) (d) (Cost $103,186)	103,186	103,186
Total Investments — 99.7% (Cost $2,079,024)		1,886,879
Other Assets Less Liabilities — 0.3%		5,024
NET ASSETS — 100.0%		1,891,903

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(b)	The rate shown is the effective yield as of May 31, 2023.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2023.

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$26,962	$—	$26,962
Collateralized Mortgage Obligations	—	379,325	—	379,325
Commercial Mortgage-Backed Securities	—	188,249	—	188,249
Mortgage-Backed Securities	—	473,373	—	473,373
U.S. Government Agency Securities	—	63,513	—	63,513
U.S. Treasury Obligations	—	652,271	—	652,271

JPMorgan Government Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$103,186	$—	$—	$103,186
Total Investments in Securities	$103,186	$1,783,693	$—	$1,886,879
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 4.97% (a) (b)	$123,090	$118,246	$138,150	$—	$—	$103,186	103,186	$1,159	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.